GUARANTOR SUBSIDIARIES	3 Months Ended
Mar. 29, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and the majority of Interline New Jersey’s 100% owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. For the three months ended March 29, 2013, dividends totaling $15.0 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding interest payments on the HoldCo Notes.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive (loss) income, and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below for the three months ended March 29, 2013 and the year ended December 28, 2012 (the Successor periods) reflects the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which was recorded at fair value at the date of acquisition. Certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF MARCH 29, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,034	$8,006	$954	$—	$9,994
Accounts receivable - trade, net	—	137,490	25,690	—	163,180
Inventories	—	235,284	23,969	—	259,253
Intercompany receivable	18,344	—	4,859	(23,203)	—
Other current assets	41,557	43,931	3,830	(24,723)	64,595
Total current assets	60,935	424,711	59,302	(47,926)	497,022

Property and equipment, net	—	56,270	4,522	—	60,792
Goodwill	—	346,025	16,939	137,289	500,253
Other intangible assets, net	15,627	132,784	32,496	288,140	469,047
Investment in subsidiaries	790,531	101,389	—	(891,920)	—
Other assets	—	2,248	7,681	—	9,929
Total assets	$867,093	$1,063,427	$120,940	$(514,417)	$1,537,043

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$104,479	$12,955	$—	$117,434
Accrued expenses and other current liabilities	27,002	51,826	6,455	(27,983)	57,300
Intercompany payable	—	23,203	—	(23,203)	—
Current portion of capital leases	—	430	—	—	430
Total current liabilities	27,002	179,938	19,410	(51,186)	175,164

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	435,161	—	20,726	820,887
Other liabilities	117,271	68,112	141	(2,352)	183,172
Total liabilities	509,273	683,211	19,551	(32,812)	1,179,223

Stockholders' equity	357,820	380,216	101,389	(481,605)	357,820
Total liabilities and stockholders' equity	$867,093	$1,063,427	$120,940	$(514,417)	$1,537,043

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,268	—	157,537
Inventories	—	225,829	24,754	—	250,583
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,703	(170)	66,934
Total current assets	57,943	403,076	54,972	(23,432)	492,559

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	16,939	137,289	500,253
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$321,294	$59,459	$—	$380,753
Cost of sales	—	204,067	44,990	—	249,057
Gross profit	—	117,227	14,469	—	131,696

Operating Expenses:
Selling, general and administrative expenses	30	101,446	7,482	222	109,180
Depreciation and amortization	—	6,719	425	5,214	12,358
Merger related expenses	10	773	—	—	783
Operating (loss) income	(40)	8,289	6,562	(5,436)	9,375

Equity earnings of subsidiaries	(1,184)	(4,771)	—	5,955	—

Interest and other (expense) income, net	(9,617)	(7,470)	850	943	(15,294)
(Loss) income before income taxes	(8,473)	5,590	7,412	(10,448)	(5,919)
Income tax (benefit) provision	(6,993)	(87)	2,641	—	(4,439)
Net (loss) income	(1,480)	5,677	4,771	(10,448)	(1,480)
Other comprehensive loss	(154)	(154)	—	154	(154)
Comprehensive (loss) income	$(1,634)	$5,523	$4,771	$(10,294)	$(1,634)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED MARCH 30, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$313,582	$—	$—	$313,582
Cost of sales	—	197,971	—	—	197,971
Gross profit	—	115,611	—	—	115,611

Operating Expenses:
Selling, general and administrative expenses	—	96,215	1	(4,699)	91,517
Depreciation and amortization	—	6,308	—	—	6,308
Other operating income	—	—	(4,699)	4,699	—
Operating income	—	13,088	4,698	—	17,786

Equity earnings of subsidiaries	(7,465)	(3,586)	—	11,051	—

Interest and other (expense) income, net	—	(6,358)	904	—	(5,454)
Income before income taxes	7,465	10,316	5,602	(11,051)	12,332
Income tax provision	—	2,851	2,016	—	4,867
Net income	7,465	7,465	3,586	(11,051)	7,465
Preferred stock dividends	—	(34,874)	—	34,874	—
Net income (loss) attributable to common stockholders	7,465	(27,409)	3,586	23,823	7,465
Other comprehensive income	—	147	—	—	147
Comprehensive income (loss)	$7,465	$(27,262)	$3,586	$23,823	$7,612
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(16,161)	$(7,620)	$13,048	$—	$(10,733)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(4,380)	(158)	—	(4,538)
Dividends received from subsidiary issuer	15,000	—	—	(15,000)	—
Net cash provided by (used in) investing activities	15,000	(4,380)	(158)	(15,000)	(4,538)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(206)	—	—	(206)
Proceeds from ABL Facility	—	54,000	—	—	54,000
Payments on ABL Facility	—	(46,500)	—	—	(46,500)
Payment of debt financing costs	(50)	—	—	—	(50)
Payments on capital lease obligations	—	(156)	—	—	(156)
Proceeds from issuance of common stock	750	—	—	—	750
Dividends paid to parent company	—	(15,000)	—	15,000	—
Intercompany activity	40	14,143	(14,183)	—	—
Net cash provided by (used in) financing activities	740	6,281	(14,183)	15,000	7,838
Effect of exchange rate changes on cash and cash equivalents	—	(78)	—	—	(78)
Net decrease in cash and cash equivalents	(421)	(5,797)	(1,293)	—	(7,511)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$1,034	$8,006	$954	$—	$9,994

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 30, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10,869)	$3,611	$—	$(7,258)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(3,321)	—	—	(3,321)
Dividends received from subsidiary issuer	1,439	—	—	(1,439)	—
Other	—	3,617	—	(3,617)	—
Net cash provided by investing activities	1,439	296	—	(5,056)	(3,321)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(2,128)	—	—	(2,128)
Payments on capital lease obligations	—	(183)	—	—	(183)
Purchases of treasury stock	(1,439)	—	—	—	(1,439)
Dividends paid to parent company	—	(1,439)	—	1,439	—
Other	—	1,570	(3,617)	3,617	1,570
Net cash used in financing activities	(1,439)	(2,180)	(3,617)	5,056	(2,180)
Effect of exchange rate changes on cash and cash equivalents	—	57	—	—	57
Net decrease in cash and cash equivalents	—	(12,696)	(6)	—	(12,702)
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$84,365	$32	$—	$84,397